Dec. 01, 2015
Crystal Strategy Absolute Income Fund

ALPS SERIES TRUST

Crystal Strategy Absolute Income Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 1, 2015 TO THE FUND’S PROSPECTUS AND THE FUND’S SUMMARY PROSPECTUS DATED JANUARY 28, 2015

The Fund has adopted a managed distribution policy. As a result, the following revisions have been made to the Fund’s prospectus and summary prospectus:

The following risk factor has been added to the “Principal Risks of the Fund” section beginning on page 4 of the Fund’s prospectus and page 3 of the Fund’s summary prospectus and is also added as a principal risk of the Fund in the “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” section beginning on page 40 of the Fund’s prospectus:

Managed Distribution Risk

The Fund is expected to make minimum quarterly cash distributions under its managed distribution policy regardless of the Fund’s investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund’s minimum quarterly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders. The Fund’s ability to achieve its objective of preserving capital while making minimum quarterly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower quarterly distributions and less capital preservation or appreciation in the Fund.

The Fund’s managed distribution policy is designed to distribute a minimum consistent amount of cash once per quarter throughout each calendar year. Under the managed distribution policy, the dollar amount of the Fund’s scheduled minimum quarterly distributions for a particular quarter generally will remain constant, subject to review at least annually by the Fund. However, the dollar amount of the Fund’s minimum quarterly cash distributions could increase substantially from one quarter to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUND ARE OFFERED FOR SALE.